Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income, Nonoperating [Abstract]
Investment Income, Interest	$ 22,918	$ 18,219	$ 10,569
Foreign Currency Transaction Gain, before Tax	1,446	80	585
Fair value interest from government authorities	1,025	10	6
Other Nonoperating Income	206	6	141
Liability for Future Policy Benefit, Remeasurement Gain (Loss)	0	(349,604)	(119,348)
Other Expense, Nonoperating [Abstract]
Bank Costs	(165)	(143)	(233)
Foreign Currency Transaction Loss, before Tax	(709)	(1,429)	(379)
Other Nonoperating Expense	(523)	(29)	(141)
Nonoperating Income (Expense), Total	$ 24,198	$ (332,890)	$ (108,800)